Taxes on Income from Continuing Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income (loss) before income taxes	$ 828,267	$ (2,495,733)
United States [Member]
Income (loss) before income taxes	828,267	(2,495,733)
Foriegn [Member]
Income (loss) before income taxes	$ 0	$ 0